Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	4 years 6 months		4 years 4 months 24 days
Finance Lease, Weighted Average Remaining Lease Term	3 years		3 years 3 months 18 days
Operating And Finance Lease Weighted Average Discount Rate, Percent	8.50%		8.50%
Lessee, Operating Lease, Term of Contract	12 months		12 months
Right Of Use Assets Operating And Finance Lease	$ 1,673		$ 1,241	$ 1,559	$ 1,560,000
Operating And Finance Lease Liabilities Current	328		267	225	$ 1,559,000
Operating Lease Rent Expenses	$ 89,000	$ 81,000	$ 434,000	$ 314,000